Subsequent Events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.Recent financing activities

During the period from July 1 to September 20, 2024, PEMEX participated in the following financing activities:

•On July 2, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.6,500,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 85 basis points, maturing in September 2024.

•On July 2, 2024, Petróleos Petróleos Mexicanos entered into a U.S.$.2,500,000, credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 215 basis points, maturing in July 2026, of which as of September 20, 2024 is fully drawn.

•On July 10, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$341,667, from a credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 425 basis points, maturing in March 2025.

•On July 17, 2024, Petróleos Mexicanos entered into a U.S.$750,000 amended revolving credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 454 basis points, maturing in January 2026.

•On July 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.4,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 5 basis points, maturing in September 2024.

•On August 16, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.5,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in November 2024.

•On August 21, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in November 2024.

•On August 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in December 2024.

•On August 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in December 2024.

•On August 30, 2024, Petróleos Mexicanos entered into a Ps.1,000,000 a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in February 2025.

•On September 13, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in January 2025.

•On September 13, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in January 2025.
•On September 19, 2024, Petróleos Mexicanos entered into a Ps.5,000,000 credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 400 basis points, maturing in September 2025, which as of September 20, 2024 the available amount is Ps.1,200,000.

As of June 30, 2024, the outstanding amount under the PMI Trading revolving credit line was U.S.$182,558. From July 1 to September 20, 2024, PMI Trading obtained U.S.$270,273 from its revolving credit line and repaid U.S.$247,387. As of September 20, 2024, the outstanding amount under this revolving credit lines was U.S.$205,444. The available amount under this revolving credit lines was U.S.$19,556 as of September 20, 2024.

As of September 20, 2024, PEMEX had U.S.$5,902,000 and Ps. 20,500,000 in available credit lines in order to provide liquidity, of which U.S.$80,000 are available and the credit lines in pesos is fully drawn.

B.Exchange rates and crude oil prices

As of September 25, 2024, the Mexican peso-U.S. dollar exchange rate was Ps.19.415 per U.S. dollar, which represents a 5.6% depreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of June 30, 2024, which was Ps.18.3773 per U.S. dollar. This increase in U.S. dollar exchange rate, has led to an estimate loss of Ps.83,191,617 in PEMEX’s foreign exchange gains as of September 25, 2024.

As of September 25, 2024, the weighted average price of the crude oil exported by PEMEX was U.S.$65.72 per barrel. This represents a price decrease of approximately 14.3% as compared to the average price as of June 30, 2024, which was U.S.$76.70 per barrel.

C.Mexican Government Contribution

On August 8, 2024, Petróleos Mexicanos received Ps.5,509,050 in Certificates of Contribution “A” from the Mexican Government through the Ministry of Energy, for the “Proyecto Aprovechamiento de Residuales” in the Salina Cruz Refinery, Oaxaca.

D.     Tax Decree for the Profit-Sharing Duty and Hydrocarbon Extraction Duty

On August 23, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s Profit-Sharing Duty for the months of May, June and July of 2024, which will be reflected in August 2024 as a total decrease in duties by Ps.47,647,368. The decree also suspended the collection of PEMEX’s Hydrocarbon Extraction Duty for the months of June and July of 2024, which will be reflected in August 2024, as a total decrease in duties by Ps.10,987,688.